Organization and Principal Activities (Details) - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jul. 14, 2023	Apr. 01, 2021
Organization and Principal Activities [Line Items]
Shares converted		50,000,000
Ordinary shares per value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Adjusted retrospectively in addition paid-in capital (in Dollars)		$ 45,000
Weighted average number of ordinary shares outstanding basic	[2]	51,980,418	50,000,000	50,000,000
Weighted average number of ordinary shares outstanding diluted	[2]	51,980,418	50,000,000	50,000,000
Bright Connected Limited (“DSY BVI”) [Member]
Organization and Principal Activities [Line Items]
Incorporated, percentage						100.00%
Hongkong Ploutos International Limited (“DSY HK”) [Member]
Organization and Principal Activities [Line Items]
Incorporated, percentage					100.00%
Before Adjustment [Member]
Organization and Principal Activities [Line Items]
Weighted average number of ordinary shares outstanding basic			50,000	50,000
Weighted average number of ordinary shares outstanding diluted			50,000	50,000
After Adjustment [Member]
Organization and Principal Activities [Line Items]
Weighted average number of ordinary shares outstanding basic			50,000,000	50,000,000
Weighted average number of ordinary shares outstanding diluted			50,000,000	50,000,000

[1]	The shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.
[2]	The shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.